Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash
Current accounts	$ 71,783	$ 86,759
Bank deposits	15	15
Total	$ 71,798	$ 86,774	$ 142,802	$ 84,557